Income tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Tax Expense (Benefit)	$ 2,185	$ 476	$ 5,982	$ 1,426
Utilization of Tax Loss Carryforwards	95		318
Long-term Income Tax Payable	2,547		2,547
Other Noncash Income Tax Expense	$ 200	$ 0	632	$ 0
Increase Long Term Income Tax Payable			$ 318